Non-Current Advance to a Third Party	6 Months Ended
Jun. 30, 2024
Non-Current Advance to a Third Party [Abstract]
NON-CURRENT ADVANCE TO A THIRD PARTY

NOTE 9 – NON-CURRENT ADVANCE TO A THIRD PARTY

In 2020, the Company signed a software development contract with a third party software development company to develop a Corporate Full-Service Platform Mobile Application for internal use. The ownership of the final product belongs to the Company and the copyrights will be shared with the software development company. In August 2023, the Company signed a supplemental agreement with an external vendor who took over the software development project. As of June 30, 2024, approximately $401,000 had been advanced to the software development company; and the Company is committed to additional costs under software development contract of approximately $12,000. Due to the free electronic invoice platform provided by the tax bureau in 2023, the customers’ demand is constantly changing. The software development project is expected to be delayed due to the changing demands.